Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long term debt [abstract]
2023	$ 465,947,683
2024	250,055,685
2025	92,786,910
2026	165,272,035
2027	146,108,988
2028 and thereafter	971,292,695
Total principal and interest	$ 2,091,463,996	$ 2,249,695,894